CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
Effective for the annual periods beginning on or after 1 January 2024, the Company applied for the first-time certain standards and amendments described below.
•In May 2023, the Board issued Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7. The adoption of this standard on January 1, 2024 did not have an impact on our consolidated financial statements and related disclosures.
•In September 2022, the Board issued Lease Liability in a Sale and Leaseback - Amendments to IFRS 16. The adoption of this standard on January 1, 2024 did not have an impact on our consolidated financial statements and related disclosures.
•In January 2020 and October 2022, the Board issued amendments to IAS 1 Presentation of Financial Statements to specify the requirements for classifying liabilities as current or non-current. The adoption of this standard on January 1, 2024 did not have an impact on our consolidated financial statements and related disclosures.

The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
There were no new IFRS standards, amendments or interpretations that became effective in 2024 that had a material impact on the Company's consolidated financial statements.